Cover	Sep. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2021
Entity File Number	001-37584
Entity Registrant Name	CPI CARD GROUP INC.
Entity Central Index Key	0001641614
Entity Tax Identification Number	26-0344657
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	CPI Card Group Inc.
Entity Address, Address Line Two	10368 W Centennial Road
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	720
Local Phone Number	681-6304
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PMTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false